KUNZMAN & BOLLINGER, INC.
ATTORNEYS-AT-LAW
5100 N. BROOKLINE, SUITE 600
OKLAHOMA CITY, OKLAHOMA 73112

Telephone (405) 942-3501
Fax (405) 942-3527

October 10, 2006

ELECTRONIC FILING

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street N.W.
Washington, DC 20549

RE:	Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1 for Units in LEAF Equipment Leasing Income Fund III, L.P. SEC File No. 333-137734

Dear Sir or Madam:

          Pursuant to the Securities Act of 1933, as amended, and the rules and regulations promulgated thereunder, enclosed for filing on behalf of the above-referenced Partnership in connection with the offer and sale of the Units is a Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1, with exhibits thereto.

          The only change to the Registration Statement that is made by Pre-Effective Amendment No. 1 is to add the delaying amendment following the fee calculation chart pursuant to Rule 473.

          Please direct any questions or comments with respect to this filing to the undersigned or Mr. Wallace W. Kunzman, Jr. at (405) 942-3501.

Very truly yours, KUNZMAN & BOLLINGER, INC. /s/ Gerald A. Bollinger Gerald A. Bollinger

Enclosures

cc:      Mr. Crit DeMent without enclosures